UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  717 Fifth Avenue, Suite 1301
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III       New York, NY              August 14, 2009
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:     $599,346
                                         (thousands)


List of Other Included Managers:

      Form 13F File Number       Name

1.    028-12821                  Brigade Leveraged Capital Structures Fund Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2009


COLUMN 1                      COLUMN  2          COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL DISCRETION      MNGRS   SOLE    SHARED  NONE
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AE1    2,771   4,230,000 PRN      SOLE            None    4,230,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AE1    8,201  12,520,000 PRN      SHARED-DEFINED     1   12,520,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1      469   1,000,000 PRN      SOLE            None    1,000,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1    3,281   7,000,000 PRN      SHARED-DEFINED     1    7,000,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7    3,782   6,150,000 PRN      SOLE            None    6,150,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7   29,828  48,500,000 PRN      SHARED-DEFINED     1   48,500,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AH0    1,134   1,600,000 PRN      SOLE            None    1,600,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AH0    8,434  11,900,000 PRN      SHARED-DEFINED     1   11,900,000
AMERICAN EXPRESS CO           COM               025816109    3,486     150,000  SH PUT  SHARED-DEFINED     1      150,000
ANADARKO PETE CORP            COM               032511107    8,397     185,000  SH      SHARED-DEFINED     1      185,000
BANK OF AMERICA CORPORATION   COM               060505104    2,640     200,000  SH CALL SHARED-DEFINED     1      200,000
BEAZER HOMES USA INC          COM               07556Q105      927     506,300  SH      SHARED-DEFINED     1      506,300
CARDTRONICS INC               COM               14161H108    2,659     697,855  SH      SHARED-DEFINED     1      697,855
CENTURY ALUM CO               NOTE 1.750% 8/0   156431AE8    5,368   7,442,000 PRN      SHARED-DEFINED     1    7,442,000
CHIQUITA BRANDS INTL INC      COM               170032809    2,237     218,000  SH      SHARED-DEFINED     1      218,000
CITIGROUP INC                 COM               172967101    1,485     500,000  SH      SHARED-DEFINED     1      500,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0    4,338   5,000,000 PRN      SHARED-DEFINED     1    5,000,000
COVENTRY HEALTH CARE INC      COM               222862104    2,339     125,000  SH CALL SHARED-DEFINED     1      125,000
EXCO RESOURCES INC            COM               269279402      646      50,000  SH CALL SHARED-DEFINED     1       50,000
FACTSET RESH SYS INC          COM               303075105    4,987     100,000  SH CALL SHARED-DEFINED     1      100,000
FELCOR LODGING TR INC         COM               31430F101    2,437     990,529  SH      SHARED-DEFINED     1      990,529
FOREST OIL CORP               COM PAR $0.01     346091705    1,119      75,000  SH CALL SHARED-DEFINED     1       75,000
GENERAL ELECTRIC CO           COM               369604103    7,032     600,000  SH PUT  SHARED-DEFINED     1      600,000
GENWORTH FINL INC             COM CL A          37247D106    2,447     350,000  SH CALL SHARED-DEFINED     1      350,000
HCP INC                       COM               40414L109    3,179     150,000  SH PUT  SHARED-DEFINED     1      150,000
SELECT SECTOR SPDR TR         SBI HEALTHCARE    81369Y209    7,893     300,000  SH PUT  SHARED-DEFINED     1      300,000
HERCULES OFFSHORE INC         COM               427093109      990     250,000  SH      SHARED-DEFINED     1      250,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9   11,928  16,800,000 PRN      SHARED-DEFINED     1   16,800,000
JOHNSON CTLS INC              COM               478366107    5,430     250,000  SH CALL SHARED-DEFINED     1      250,000
MTR GAMING GROUP INC          COM               553769100    3,747   1,498,653  SH      SHARED-DEFINED     1    1,498,653
PINNACLE AIRL CORP            COM               723443107    1,542     548,584  SH      SHARED-DEFINED     1      548,584
PNC FINL SVCS GROUP INC       COM               693475105      422     150,000  SH PUT  SHARED-DEFINED     1      150,000
PRICELINE COM INC             COM NEW           741503403   22,310     200,000  SH PUT  SHARED-DEFINED     1      200,000
PRIMUS GUARANTY LTD           SHS               G72457107      518     219,333  SH      SOLE            None      219,333
PRIMUS GUARANTY LTD           SHS               G72457107    1,708     723,600  SH      SHARED-DEFINED     1      723,600
QUICKSILVER RESOURCES INC     COM               74837R104      929     100,000  SH CALL SHARED-DEFINED     1      100,000
REGIONS FINANCIAL CORP NEW    COM               7591EP100    2,828     700,000  SH      SHARED-DEFINED     1      700,000
RITE AID CORP                 COM               767754104      374     248,000  SH      SOLE            None      248,000
RITE AID CORP                 COM               767754104    5,285   3,500,000  SH      SHARED-DEFINED     1    3,500,000
RITE AID CORP                 NOTE 8.500% 5/1   767754BU7    1,254   1,592,000 PRN      SOLE            None    1,592,000
RITE AID CORP                 NOTE 8.500% 5/1   767754BU7    6,582   8,358,000 PRN      SHARED-DEFINED     1    8,358,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5    3,392   5,405,000 PRN      SOLE            None    5,405,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5   12,923  20,595,000 PRN      SHARED-DEFINED     1   20,595,000
SANDRIDGE ENERGY INC          COM               80007P307      852     100,000  SH CALL SHARED-DEFINED     1      100,000
SINCLAIR BROADCAST GROUP INC  NOTE 3.000% 5/1   829226AW9   21,125  25,000,000 PRN      SHARED-DEFINED     1   25,000,000
SMITHFIELD FOODS INC          COM               832248108    4,191     300,000  SH CALL SHARED-DEFINED     1      300,000
SMITHFIELD FOODS INC          COM               832248108    2,794     200,000  SH PUT  SHARED-DEFINED     1      200,000
SPDR TR                       UNIT SER 1        78462F103  229,875   2,500,000  SH CALL SHARED-DEFINED     1    2,500,000
SPDR TR                       UNIT SER 1        78462F103   55,170     600,000  SH PUT  SHARED-DEFINED     1      600,000
SPDR GOLD TRUST               GOLD SHS          78463V107    1,824      20,000  SH      SOLE            None       20,000
TIME WARNER CABLE INC         COM               88732J207    6,334     200,000  SH      SHARED-DEFINED     1      200,000
TITAN INTL INC ILL            COM               88830M102    4,482     600,000  SH      SHARED-DEFINED     1      600,000
TYSON FOODS INC               CL A              902494103    8,824     699,800  SH      SHARED-DEFINED     1      699,800
UNITEDHEALTH GROUP INC        COM               91324P102    5,995     240,000  SH CALL SHARED-DEFINED     1      240,000
UNITED STATES STL CORP NEW    COM               912909108   10,722     300,000  SH PUT  SHARED-DEFINED     1      300,000
WELLS FARGO & CO NEW          COM               949746101    4,852     200,000  SH CALL SHARED-DEFINED     1      200,000
WELLS FARGO & CO NEW          COM               949746101   36,875   1,520,000  SH PUT  SHARED-DEFINED     1    1,520,000
WHITING PETE CORP NEW         COM               966387102    1,758      50,000  SH CALL SHARED-DEFINED     1       50,000




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